Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents
Cash and cash equivalents

6. Cash and cash equivalents

As of December 31, 2024 and 2023, this caption is comprised as follow:

	2024		2023
Cash in banks	US$	281,358	US$	117,764
Cash on hand		657		850
Short-term investments (Highly liquid investments/cash equivalent)		617,432		642,604
Funds held in trust related to debt service reserves		8,534		12,936
Total cash and cash equivalents	US$	907,981	US$	774,154

As of December 31, 2024 and 2023, the Company recorded a portion of advance ticket sales by an amount of US$8,534 and US$12,936, respectively, as a fund (Note 1d). The funds held in Trusts are used to constitute the debt service reserves.